Income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense
Note 20: Income Tax Expense
As mentioned in Note 3.13
—
Accounting Principles
—
Other Income, the French Research Tax Credit is not included in the line item “Income taxes” but included in the line item “Other Income.”

Reconciliation between the Effective and Nominal Income Tax Expense
The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% as of December 31, 2017 and 28.0% as of December 31, 2018 and 2019 (excluding additional contributions):

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
(Loss) before taxes	(147,692)	(166,061)	(153,042)
Theor e tical group tax rate	33,33%	28,00%	28,00%
Nominal tax expense	49,226	46,497	42,852
Increase/decrease in tax expense arising from:
Permanent differences	—	—	4,080 *
Research tax credit	3,110	3,089	2,736
Share-based compensation	(10,260)	(7,253)	(4,179)
Non - recognition of deferred tax assets related to tax losses	(41,453)	(54,205)	(45,260)
Non - recognition of deferred tax assets related to temporary differences	—	(324)	(294)
Other differences	(623)	12,196	(481)
Effective tax expenses	—	(15)	(545)
Effective tax rate	0,00%	0,01%	0,36%

*	For the years ended December 31, 2017 and 2018, the permanent differences were included in “Other differences.”
Deferred Tax Assets and Liabilities
As mentioned in Note 3.14, the Company has not recognized deferred tax assets in the Consolidated Statements of Financial Position. The amount of the losses carried forward at the end of December 2019 is €689 exclusively
for DBV Technologies S.
A.”